OTHER RECEIVABLES (Tables)	12 Months Ended
May 31, 2026
Other Receivables [Abstract]
Disclosure of Detailed Information About Other Receivables [Table Text Block]
	May 31, 2026 $	May 31, 2025 $
HST/VAT receivable	175,766	122,249
Due from related party	77,610	77,353
Services receivable	-	104,765
Other	-	57
Total	253,376	304,424